Auditor’s Remuneration (Tables)	12 Months Ended
Dec. 31, 2024
Auditor's remuneration [abstract]
Summary of Detailed Information About Auditor's Remuneration

The following fees were paid or payable for services provided by PricewaterhouseCoopers Australia (PwC) as the auditor of the Company:

	Year End December 31,		Six Months Ended December 31,	Year Ended June 30,
(in U.S. dollars)	2024	2023	2022	2022
Audit fees	$423,235	$412,793	$471,568	$266,000
Audit-related fees	10,391	—	—	—
Other fees in relation to prior year's audit	42,222	8,382	—	—
Other assurance services	13,811	13,291	—	—
All other fees	—	—	—	276,498
Total	$489,659	$434,466	$471,568	$542,498

[1] Audit-related fees related to services performed in respect of the US IPO and US filing processes during the six months ended December 31, 2022, and year ended June 30, 2022.